8. Indirect taxes and contributions recoverable	12 Months Ended
Dec. 31, 2018
Indirect Taxes And Contributions Recoverable
Indirect taxes and contributions recoverable
	2018	2017

Indirect taxes and contributions recoverable	1,192,765	1,335,587

ICMS	1,152,741	1,296,255
Other	40,024	39,332

Current portion	(280,254)	(386,001)
Non-current portion	912,511	949,586

ICMS (value added tax on goods and services) amounts recoverable primarily refer to: (i) credits on the acquisition of property, plant and equipment directly related to the provision of telecommunication services (credits divided over 48 months), and (ii) ICMS amounts paid under the tax substitution regime from goods acquired for resale, mainly mobile handsets, chips, tablets and modems sold by TIM.